Share-Based Payments - Additional Information (Details) € / shares in Units, $ / shares in Units, $ in Billions						1 Months Ended							12 Months Ended
	Feb. 13, 2020 € / shares	Feb. 13, 2020 $ / shares	Dec. 01, 2019 € / shares	Oct. 10, 2019 € / shares	Nov. 15, 2018 € / shares	Dec. 31, 2020 EUR (€)	Sep. 30, 2019 € / shares	Sep. 30, 2019 USD ($) shares $ / shares	May 31, 2019	May 31, 2019 € / shares	Apr. 03, 2019 € / shares	Apr. 03, 2019	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)
2020 Restricted Stock Unit Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses						€ 0
Employee Equity Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													€ 1,015,000
Option rights vesting term													The BioNTech Employee 2020 Equity Plan share-based payment transaction for employees based in Europe includes two programs, LTI and LTI-plus. The LTI program will be offered to all employees. The LTI-plus program intends to compensate employees who did not participate in the ESOP. Under both programs, RSUs will be offered to employees based in Europe. Both programs are classified as equity-settled because BioNTech has the ability to determine the method of settlement. The LTI will vest annually in equal installments after four years commencing on December 15, 2020. The LTI-plus will vest annually in equal installments after two years commencing on December 15, 2020. Moreover, the LTI-plus contains a non-vesting condition concerning 50% of the granted RSUs. These units will be awarded to the participant after the FDA fully approves BNT162b2.	The BioNTech Employee 2020 Equity Plan share-based payment transaction for employees based in Europe includes two programs, LTI and LTI-plus. The LTI program will be offered to all employees. The LTI-plus program intends to compensate employees who did not participate in the ESOP. Under both programs, RSUs will be offered to employees based in Europe. Both programs are classified as equity-settled because BioNTech has the ability to determine the method of settlement. The LTI will vest annually in equal installments after four years commencing on December 15, 2020. The LTI-plus will vest annually in equal installments after two years commencing on December 15, 2020. Moreover, the LTI-plus contains a non-vesting condition concerning 50% of the granted RSUs. These units will be awarded to the participant after the FDA fully approves BNT162b2.
Employee Equity Plan | Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													€ 681,000
Employee Equity Plan | General And Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													147,000
LTI Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option rights vesting period						4 years
LTI-plus Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option rights vesting period						2 years
Percentage of non-vesting rate						50.00%
Management Board Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													2,760,000
Other financial liabilities						€ 700,000							€ 700,000
Percentage of exercise price increase													7.00%	7.00%
Threshold amount of dividend by number of shares outstanding immediately following initial public offering | $														$ 8.5
Percentage of target share price applicable for prior twelve month period													107.00%	107.00%
Option rights expiration period													10 years	10 years
Exercise price | (per share)	€ 28.32	$ 30.78
Options allocated and expected to be allocated, weighted-average expected life													4 years 7 months 17 days	4 years 7 months 17 days
Granted, share options | shares													248,096	248,096
Management Board Grant | Prof. Ugur Sahin, M.D.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant of options, base value													€ 750,000
Management Board Grant | Sean Marett
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant of options, base value													300,000
Management Board Grant | Dr. Sierk Poetting
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant of options, base value													300,000
Management Board Grant | Dr. Ozlem Tureci
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant of options, base value													300,000
Management Board Grant | Ryan Richardson
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant of options, base value													260,000
Increase (decrease) in grant of options, base value, for the year 2022													280,000
Management Board Grant | Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													1,514,000
Share-based payment expenses													300,000
Management Board Grant | General And Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													1,246,000
Share-based payment expenses													€ 400,000
Management Board Grant | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of ADS to ordinary shares													50.00%	50.00%
Chief Executive Officer Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | € / shares				€ 13.60
Granted, share options | shares													0	0
Forfeited, share options | shares													0	0
Options outstanding, weighted-average expected life													4 years 1 month 13 days	4 years 1 month 13 days
Chief Executive Officer Grant | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option rights vesting term													The option vests annually in equal installments after four years commencing on the first anniversary of the initial public offering and will be exercisable four years after the initial public offering. The option is subject to the terms, conditions, definitions and provisions of the ESOP and the applicable option agreement thereunder.	The option vests annually in equal installments after four years commencing on the first anniversary of the initial public offering and will be exercisable four years after the initial public offering. The option is subject to the terms, conditions, definitions and provisions of the ESOP and the applicable option agreement thereunder.
Option rights vesting period								4 years
Percentage of exercise price increase								7.00%
Threshold amount of dividend by number of shares outstanding immediately following initial public offering | $								$ 8.5
Percentage of target share price applicable for prior twelve month period								107.00%
Option to purchase ordinary shares | shares								4,374,963
Exercise price in translation for IPO | (per share)							€ 13.60	$ 15.00
Chief Executive Officer Grant | Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													€ 11,300,000		€ 3,200,000
Chief Executive Officer Grant | Maximum | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option rights exercisable period								10 years
Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													€ 17,075,000		€ 27,028,000	€ 7,641,000
Option rights vesting term													The Option Rights vest over four years and can only be exercised if the company has executed a public offering in the United States (IPO) and when the Threshold Amount is met. Threshold Amount means the exercise price provided that such price increases by eight percentage points on the first and then each subsequent anniversary of the Allocation Date (September 26, 2018). The Option Rights can be exercised at the latest eight years after the Allocation Date. If they have not been exercised by that date, they will be forfeited without compensation.	The Option Rights vest over four years and can only be exercised if the company has executed a public offering in the United States (IPO) and when the Threshold Amount is met. Threshold Amount means the exercise price provided that such price increases by eight percentage points on the first and then each subsequent anniversary of the Allocation Date (September 26, 2018). The Option Rights can be exercised at the latest eight years after the Allocation Date. If they have not been exercised by that date, they will be forfeited without compensation.
Option rights vesting period					4 years
Percentage of exercise price increase			8.00%		8.00%				8.00%			8.00%
Exercise price | € / shares			€ 15.82		€ 10.14					€ 15.39	€ 15.03
Option rights exercisable period					8 years
Granted, share options | shares															14,511
Forfeited, share options | shares													9,491	9,491	17,237
Options outstanding, weighted-average expected life													3 years 8 months 23 days	3 years 8 months 23 days
Employee Stock Ownership Plan | Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													€ 11,120,000		€ 20,016,000	6,786,000
Employee Stock Ownership Plan | General And Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expenses													€ 4,975,000		€ 6,008,000	€ 728,000